Accident and Health Claim Reserves (Tables)	12 Months Ended
Dec. 31, 2016
Activity in Accident and Health Claim Reserves

Activity in the accident and health claim reserves is summarized as follows:

	2016	2015	2014
Balance at January 1, net of reinsurance recoverables of $497, $360, and $264, respectively	$3,504	2,136	1,032
Incurred related to:
Current year	1,504	2,173	1,251
Prior years	(361)	(154)	283

Total incurred	1,143	2,019	1,534

Paid related to:
Current year	85	42	49
Prior years	685	609	381

Total paid	770	651	430

Balance at December 31, net of reinsurance recoverables of $544, $497, and $360, respectively	$3,877	3,504	2,136